Warrants Liabilities (Details) - USD ($)				12 Months Ended
	Jan. 26, 2024	Jan. 13, 2022	Jan. 13, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Warrants Liabilities [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 0.67			$ 0.01
Warrants to purchase ADS (in Shares)	5,970,152			300,000
Percentage of ADS sold				5.00%
Warrants exercise price per share (in Dollars per share)				$ 4.8
Offering price Per share (in Dollars per share)				$ 4
Fair value of warrants liability		$ 522,116	$ 522,116
Additional paid-in capital			$ 522,116
Change in fair value of representative’s warrants liability				$ (109,173)	$ (139,615)	$ (369,404)	[1]
Company agreed to sell stocks (in Shares)	5,970,152	6,250,000
Purchase price per share (in Dollars per share)	$ 0.67
Warrants expire date	5 years 6 months
Recognized gain of Investors’ Warrants liability				$ 86,599
Representative’s Warrants Liability [Member]
Warrants Liabilities [Line Items]
Warrants issued and outstanding (in Shares)				0
Change in fair value of representative’s warrants liability				$ 22,574	$ 139,615	$ 369,404
Investors’ Warrants Liability [Member]
Warrants Liabilities [Line Items]
Warrants issued and outstanding (in Shares)				0
Change in fair value of representative’s warrants liability	$ 541,494
IPO [Member]
Warrants Liabilities [Line Items]
Percentage of sale of stock				120.00%

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.